RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
RISK MANAGEMENT
Schedule of maximum exposure to credit risk
The information below contains the maximum exposure to credit risk for the periods ending June 30, 2024 and December 2023:
June 30, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	234,510,333	16,844,567	16,753,782	268,108,682

Commercial	131,486,672	5,756,755	9,057,801	146,301,228
Consumer	46,103,357	4,506,180	4,381,972	54,991,509
Mortgage	34,015,085	2,961,617	1,736,776	38,713,478
Small Business Loans	762,647	220,759	113,552	1,096,958
Financial Leases	22,142,572	3,399,256	1,463,681	27,005,509

Off-Balance Sheet Exposures	43,732,647	169,193	172,922	44,074,762

Financial Guarantees	12,070,332	16,738	141,815	12,228,885
Loan Commitments	31,662,315	152,455	31,107	31,845,877

Loss Allowance	3,373,602	2,695,075	10,857,784	16,926,461

Total	274,869,378	14,318,685	6,068,920	295,256,983

December 31, 2023

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647

Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057

Off-Balance Sheet Exposures	39,266,370	154,567	157,801	39,578,738

Financial Guarantees	12,533,868	26,889	130,441	12,691,198
Loan Commitments	26,732,502	127,678	27,360	26,887,540

Loss Allowance	(3,854,240)	(2,581,460)	(10,042,022)	(16,477,722)

Total	257,785,019	13,615,768	5,651,876	277,052,663

Schedule of amount and allowance of clients included in the described watch list
June 30, 2024

Watch List - June 2024
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	13,168,997	0.79%	103,623
Level 2 – Medium Risk	5,372,046	5.58%	299,932
Level 3 – High Risk	2,701,105	49.92%	1,348,405
Level 4 – High Risk	5,877,715	62.26%	3,659,681

Total	27,119,863	19.95%	5,411,641

December 31, 2023

Watch List - December 2023
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,358,838	1.02%	146,014
Level 2 – Medium Risk	4,744,341	7.38%	349,972
Level 3 – High Risk	2,886,649	53.31%	1,538,882
Level 4 – High Risk	5,239,356	73.24%	3,837,196

Total	27,229,184	21.57%	5,872,064

Schedule of credit concentration of loans and financial leases by economic sector	The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending in June 2024 and December 2023:
June 30, 2024

	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	5,257,729	2,731,290	7,989,019
Petroleum and Mining Products	1,875,665	125,830	2,001,495
Food, Beverages and Tobacco	9,550,022	882,160	10,432,182
Chemical Production	4,615,911	26,920	4,642,831
Government	8,480,570	984,741	9,465,311
Construction	15,754,607	8,434,521	24,189,128
Commerce and Tourism	24,876,148	9,941,205	34,817,353
Transport and Communications	11,083,700	580,664	11,664,364
Public Services	12,269,579	1,876,043	14,145,622
Consumer Services	58,526,424	33,068,625	91,595,049
Commercial Services	29,238,621	11,723,041	40,961,662
Other Industries and Manufactured Products	9,758,675	6,445,991	16,204,666

Total	191,287,651	76,821,031	268,108,682

December 31, 2023

	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	5,162,973	2,488,789	7,651,762
Petroleum and Mining Products	1,846,238	234,523	2,080,761
Food, Beverages and Tobacco	9,147,936	888,429	10,036,365
Chemical Production	4,299,308	25,409	4,324,717
Government	8,369,707	887,448	9,257,155
Construction	16,202,035	5,561,782	21,763,817
Commerce and Tourism	23,803,830	11,068,049	34,871,879
Transport and Communications	9,574,318	351,176	9,925,494
Public Services	11,758,265	1,286,561	13,044,826
Consumer Services	59,032,642	32,965,565	91,998,207
Commercial Services	27,474,593	7,217,591	34,692,184
Other Industries and Manufactured Products	8,679,684	5,624,796	14,304,480

Total	185,351,529	68,600,118	253,951,647

Schedule of credit concentration of loans and financial leases by maturity	The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases for the periods ending in June 2024 and December 2023:
June 30, 2024

Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
	In millions of COP
Commercial	42,442,926	63,513,671	39,564,051	780,580	146,301,228

Corporate	24,794,815	32,405,122	22,801,900	527,273	80,529,110
SME	4,600,917	7,354,754	2,386,587	70,356	14,412,614
Others	13,047,194	23,753,795	14,375,564	182,951	51,359,504

Consumer	1,266,588	26,596,091	26,413,082	715,748	54,991,509

Credit card	275,776	2,011,369	8,922,761	0	11,209,906
Vehicle	64,383	3,156,967	2,361,799	101	5,583,250
Order of payment	44,756	2,022,082	7,470,814	509,040	10,046,692
Others	881,673	19,405,673	7,657,708	206,607	28,151,661

Mortgage	70,360	1,088,582	10,048,018	27,506,518	38,713,478

VIS	11,311	274,730	2,331,847	11,958,960	14,576,848
Non-VIS	59,049	813,852	7,716,171	15,547,558	24,136,630

Finanacial Leases	1,438,673	8,990,233	13,008,796	3,567,807	27,005,509

Small business loans	245,292	613,837	187,129	50,700	1,096,958

Total gross loans and financial leases	45,463,839	100,802,414	89,221,076	32,621,353	268,108,682

December 31, 2023

Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
	In millions of COP
Commercial	40,601,345	57,828,301	35,936,869	320,881	134,687,396

Corporate	22,360,108	27,329,312	19,970,727	183,507	69,843,654
SME	4,486,326	7,497,307	2,200,274	16,650	14,200,557
Others	13,754,911	23,001,682	13,765,868	120,724	50,643,185

Consumer	1,289,150	26,549,043	26,086,537	667,039	54,591,769

Credit card	417,390	1,755,518	9,034,823	0	11,207,731
Vehicle	55,295	2,982,439	2,371,163	329	5,409,226
Order of payment	57,211	1,872,546	7,061,605	470,527	9,461,889
Others	759,254	19,938,540	7,618,946	196,183	28,512,923

Mortgage	75,189	1,005,831	9,601,783	25,567,605	36,250,408

VIS	23,303	264,232	2,157,322	10,552,767	12,997,624
Non-VIS	51,886	741,599	7,444,461	15,014,838	23,252,784

Financial Leases	1,639,218	9,165,622	12,939,908	3,532,309	27,277,057

Small business loans	208,429	737,255	194,581	4,752	1,145,017

Total gross loans and financial leases	43,813,331	95,286,052	84,759,678	30,092,586	253,951,647

Schedule of credit concentration of loans and financial leases by past due days	The following table shows the loans and financial leases according to past due days. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):
June 30, 2024

Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	140,669,531	698,537	309,082	1,375,480	3,248,598	146,301,228
Consumer	50,001,741	1,948,887	697,631	2,114,684	228,566	54,991,509
Mortgage	35,456,267	1,499,419	268,225	774,212	715,355	38,713,478
Financial Leases	25,997,218	361,533	54,129	213,705	378,924	27,005,509
Small Business Loan	968,322	43,730	15,864	52,379	16,663	1,096,958

Total	253,093,079	4,552,106	1,344,931	4,530,460	4,588,106	268,108,682

December 31, 2023

December 31, 2023
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	129,866,971	500,794	205,141	1,777,620	2,336,870	134,687,396
Consumer	49,418,431	2,244,017	794,005	1,994,748	140,568	54,591,769
Mortgage	33,524,034	1,290,817	212,433	599,351	623,773	36,250,408
Financial Leases	26,436,493	247,124	56,434	196,578	340,428	27,277,057
Small Business Loans	1,005,725	50,138	14,859	58,244	16,051	1,145,017

Total	240,251,654	4,332,890	1,282,872	4,626,541	3,457,690	253,951,647

Schedule of credit quality analysis of the Group

	Debt Instruments		Equity		Other financial instruments(1)		Derivatives(2)
	jun-24	dic-23	jun-24	dic-23	jun-24	dic-23	jun-24	dic-23
	In Millions of COP
Maximum Exposure to Credit Risk
Low Risk	22,771,391	21,078,496	354,697	220,967	3,059	21,976	1,032,547	1,711,788
Medium Risk	4,527,110	827,469	0	17,354	12,444	—	111	316
Hihg Risk	2,629,896	3,242,504	2,384	587	2,967	2966	2,749	17,327
Without Rating	26,102	—	275,651	304,302	12,444	13,377	77,983	95319

Total	29,954,499	25,148,469	632,732	543,210	30,914	38,319	1,113,390	1,824,750

1)
Corresponds to SAFE “Simple Agreement for Future Equity”, in Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A (For 2023). For the year 2022 were revealed as debt securities and equity.

(2)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Schedule of maximum exposure level to the credit risk

	Maximum Exposure		Collateral		Net Exposure
	jun-24	dic-23	jun-24	dic-23	jun-24	dic-23
	In Millions of COP
Maximum Exposure to Credit Risk
Debt Instruments	29,954,499	25,148,469	(1,247,240)	(1,407,484)	28,707,259	23,740,985
Derivatives	1,113,390	1,824,750	(411,405)	(698,662)	701,985	1,126,088
Equity	632,732	543,210	0	0	632,732	543,210
Other financial instruments	30,914	38,319	0	—	30,914	38,319

Total	31,731,535	27,554,748	(1,658,645)	(2,106,146)	30,072,890	25,448,602

Collateral Held (-) and Collateral Pledged (+)

Schedule of risk exposure by credit rating
•	Risk exposure by credit rating

	Other financial instruments
	June 2024	December 2023
	In Millions of COP
Maximum Exposure to Credit Risk
Sovereign Risk	9,576,229	7,520,002
AAA	11,632,443	9,613,353
AA+	2,545,827	2,934,561
AA	722,808	761,139
AA-	169,967	285,253
A+	622,674	763,754
A	631,813	465,025
A-	257,097	396,755
BBB+	546,032	604,672
BBB	302,694	243,820
BBB-	185,921	1,808,396
Other	4,145,850	1,745,020
No rated	392,180	412,998

Total	31,731,535	27,554,748

Schedule of total change on market risk and other risk factors

Factor	June 30, 2024 In millions of Colombian pesos
	End of Period	Average	Maximum June, 2024	Minimum January, 2024
Interest rate	492,287	477,874	492,287	453,240
Exchange rate	642,237	457,877	642,237	364,421
Stock price	347,947	347,135	347,947	346,694
Collective investment funds	20,739	23,074	20,739	18,005

VaR Total	1,503,210	1,305,960	1,503,210	1,182,360

Factor	December 31, 2023 In millions of Colombian pesos
	End of Period	Average	Maximum August, 2023	Minimum January, 2023
Interest rate	405,467	418,472	542,464	383,914
Exchange rate	332,662	185,624	295,572	95,115
Stock price	342,024	332,443	338,540	312,136
Collective investment funds	15,847	23,292	27,923	24,207

VaR Total	1,096,000	959,832	1,204,500	815,373

Schedule of interest rate risk sensitivity in local currency
The chart below provides information about interest rate risk sensitivity in local currency (COP) at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	In millions of COP
Assets sensitivity 100 bps	1,142,621	1,152,782
Liabilities sensitivity 100 bps	579,089	595,749

Net interest income sensitivity 100 bps	563,532	557,033

The chart below provides information about interest rate risk sensitivity in foreign currency (US dollars) at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	In thousands of USD
Assets sensitivity 100 bps	75,189	75,052
Liabilities sensitivity 100 bps	74,471	74,800

Net interest income sensitivity 100 bps	718	252

Schedule of liquidity coverage ratio
In order to estimate liquidity risk, the Bank measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows the Bank to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	June 30, 2024	December 31, 2023
	In millions of COP
Net cash outflows into 30 days	16,196,929	13,752,496
Liquid Assets	50,703,906	50,680,823

Liquidity coverage ratio*	313.05%	368.52%

Schedule of liquid assets held by Banks
The following table shows the liquid assets held by Bank:

Liquid Assets (1)	June 30, 2024	December 31, 2023
	In millions of COP
High quality liquid assets
Cash	22,728,761	25,273,317
High quality liquid securities (2)	20,546,711	19,951,771
Other Liquid Assets
Other securities (3)	7,428,434	5,455,735

Total Liquid Assets	50,703,906	50,680,823

(1)
Liquid assets: Liquid assets will be considered those that are easily realized and are part of the entity’s portfolio or those that have been received as collateral in active operations in the money market and have not been subsequently used in passive operations in the money market. and do not have any mobility restrictions. The following are considered liquid assets: available assets, shares in open collective investment funds without a permanence agreement, shares registered on a stock exchange in Colombia that are eligible to be subject to repo or repo operations, and negotiable investments available for sale. sale of fixed income securities.

(2)
High quality securities are considered to be those available and the shares that are eligible to be subject to repo or repo operations, additionally for those entities that are in the group of OMAS Placement Agents (ACO) those liquid assets that receive the Banco de la República for its monetary expansion and contraction operations described in section 3.1.1 of the External Regulatory Circular
DODM-142
of the Banco de la República or otherwise (if it is not ACO) only those securities that are mandatory listing in the market maker program. This applies to all securities that are accepted as collateral by the central banks of the geographies where the Bancolombia Group is located. The characteristic of high liquidity is possessed by the available, in all cases, and those liquid assets that central banks use for their monetary expansion and contraction operations. Liquid assets are adjusted for market liquidity and currency risk.

(3)	Other liquid assets: liquid assets that do not meet the quality characteristic are those included in this item.

Schedule of financial instruments which have yet to transition to alternative benchmark rate
The following tables provide a breakdown by currency and nature of financial instruments exposed to the LIBOR rate for the periods ending in June 2024 and December 2023:

June 30, 2024
millions COP
USD LIBOR 1
Assets
Loans	26,867
Bonds
Derivatives

Total Assets	26,867

Liabilities
Loans	52
Term deposits	9,886

Total Liabilities	9,938

1	Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at June 30, 2024.

December 31, 2023
millions COP
USD LIBOR 1
Assets
Loans	66,351
Bonds	—
Derivatives	—

Total Assets	66,351

Liabilities
Loans	323
Term deposits	6,750

Total Liabilities	7,073

1
Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2023. These correspond to transactions conducted before June 30, 2023, whose maturity will occur according to the agreed contractual terms.

Risk
Any failure by market participants, such as the Bank, and regulators to successfully introduce benchmark rates to replace LIBOR and implement effective transitional arrangements to address the discontinuation of LIBOR could result in disruption of the financial and capital markets. In addition, the transition process to an alternative reference rate could impact the Bank’s business, financial condition or result of operations, as a result of:

•	An adverse impact in pricing, liquidity, value, return and trading for a broad array of financial products, loans and derivatives that are included in the Bank’s financial assets and liabilities.

•	Extensive changes to internal processes and documentation that contain references to LIBOR or use formulas that depend on LIBOR.